Revenue Recognition (Tables) - VASO CORPORATION [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue Recognition (Tables) [Line Items]
Schedule of Disaggregation of Revenue	The following tables present revenues disaggregated by our business operations and timing of revenue recognition:
	(in thousands)
	Three Months Ended September 30, 2023				Three Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Network services	$8,849	$—	$—	$8,849	$8,787	$—	$—	$8,787
Software sales and support	1,018	—	—	1,018	1,049	—	—	1,049
Commissions	—	8,837	—	8,837	—	9,237	—	9,237
Medical equipment sales	—	—	714	714	—	—	728	728
Medical equipment service	—	—	31	31	—	—	32	32
	$9,867	$8,837	$745	$19,449	$9,836	$9,237	$760	$19,833
	Nine Months Ended September 30, 2023				Nine Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Network services	$26,833	$—	$—	$26,833	$26,705	$—	$—	$26,705
Software sales and support	3,743	—	—	3,743	3,153	—	—	3,153
Commissions	—	26,401	—	26,401	—	24,424	—	24,424
Medical equipment sales	—	—	2,036	2,036	—	—	1,696	1,696
Medical equipment service	—	—	94	94	—	—	93	93
	$30,576	$26,401	$2,130	$59,107	$29,858	$24,424	$1,789	$56,071
	Three Months Ended September 30, 2023				Three Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Revenue recognized over time	$9,302	$—	$221	$9,523	$9,220	$—	$84	$9,304
Revenue recognized at a point in time	565	8,837	524	9,926	616	9,237	676	10,529
	$9,867	$8,837	$745	$19,449	$9,836	$9,237	$760	$19,833
	Nine Months Ended September 30, 2023				Nine Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Revenue recognized over time	$28,180	$—	$462	$28,642	$27,530	$—	$232	$27,762
Revenue recognized at a point in time	2,396	26,401	1,668	30,465	2,328	24,424	1,557	28,309
	$30,576	$26,401	$2,130	$59,107	$29,858	$24,424	$1,789	$56,071
The following tables present revenues disaggregated by our business operations and timing of revenue recognition:
	Year Ended December 31, 2022				Year Ended December 31, 2021
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Network services	$35,833	$—	$—	$35,833	$37,861	$—	$—	$37,861
Software sales and support	4,267	—	—	4,267	5,055	—	—	5,055
Commissions	—	37,344	—	37,344	—	29,441	—	29,441
Medical equipment sales	—	—	2,450	2,450	—	—	3,093	3,093
Medical equipment service	—	—	123	123	—	—	129	129
	$40,100	$37,344	$2,573	$80,017	$42,916	$29,441	$3,222	$75,579
	Year Ended December 31, 2022				Year Ended December 31, 2021
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Revenue recognized over time	$37,089	$—	$325	$37,414	$38,172	$—	$199	$38,371
Revenue recognized at a point in time	3,011	37,344	2,248	42,603	4,744	29,441	3,023	37,208
	$40,100	$37,344	$2,573	$80,017	$42,916	$29,441	$3,222	$75,579

Schedule of Transaction Price Allocated to Performance Remaining Obligations	As of September 30, 2023, the aggregate amount of transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) for executed contracts approximates $98.5 million, of which we expect to recognize revenue as follows:
	(in thousands)
	Fiscal years of revenue recognition
	2023	2024	2025	Thereafter
Unfulfilled performance obligations	$13,525	$42,368	$16,455	$26,118

Schedule of Contract Receivable and Contract Liability	The following table summarizes the Company’s contract receivable and contract liability balances:
	2023	2022
Contract receivables – January 1	15,306	15,474
Contract receivables – September 30	9,185	8,132
Increase (decrease)	(6,121)	(7,342)

Contract liabilities – January 1	33,861	26,890
Contract liabilities – September 30	34,773	30,908
Increase (decrease)	911	4,018